Capitalized Technology, Net (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross value	$ 5,282,000	$ 5,282,000	$ 5,282,000
Accumulated amortization	2,139,663	1,557,534	238,028
Net value	3,142,337	3,724,466	5,043,972
Capitalized Technology [Member]
Gross value	3,578,117	3,171,414	2,575,886
Accumulated amortization	(2,693,693)	(2,237,221)	(1,689,343)
Net value	$ 884,424	$ 934,193	$ 886,543